Deferred Revenue - Changes in Deferred Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Change in Contract with Customer, Liability [Roll Forward]
Balance, beginning of the year	$ 32,046	$ 21,086
Deferral of revenue	37,563	29,111
Recognition of deferred revenue	(28,548)	(18,151)
Balance, end of the year	$ 41,061	$ 32,046